RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and advances	$ 220,323,483	$ 191,409,730
Stage One
RISK MANAGEMENT
Loans and advances	185,100,233	156,253,029
Stage Two
RISK MANAGEMENT
Loans and advances	19,299,753	18,778,668
Stage Three
RISK MANAGEMENT
Loans and advances	15,923,497	16,378,033
Commercial Loans
RISK MANAGEMENT
Loans and advances	114,911,843	98,659,287
Commercial Loans | Stage One
RISK MANAGEMENT
Loans and advances	97,000,580	80,863,445
Commercial Loans | Stage Two
RISK MANAGEMENT
Loans and advances	8,335,781	8,203,659
Commercial Loans | Stage Three
RISK MANAGEMENT
Loans and advances	9,575,482	9,592,183
Consumer loans
RISK MANAGEMENT
Loans and advances	48,363,040	41,055,939
Consumer loans | Stage One
RISK MANAGEMENT
Loans and advances	41,773,555	33,766,023
Consumer loans | Stage Two
RISK MANAGEMENT
Loans and advances	3,927,387	4,599,535
Consumer loans | Stage Three
RISK MANAGEMENT
Loans and advances	2,662,098	2,690,381
Mortgages
RISK MANAGEMENT
Loans and advances	30,646,787	25,959,112
Mortgages | Stage One
RISK MANAGEMENT
Loans and advances	25,447,635	21,676,563
Mortgages | Stage Two
RISK MANAGEMENT
Loans and advances	3,654,710	3,093,690
Mortgages | Stage Three
RISK MANAGEMENT
Loans and advances	1,544,442	1,188,859
Small Business Loans
RISK MANAGEMENT
Loans and advances	1,282,185	1,232,075
Small Business Loans | Stage One
RISK MANAGEMENT
Loans and advances	950,991	965,822
Small Business Loans | Stage Two
RISK MANAGEMENT
Loans and advances	183,693	109,655
Small Business Loans | Stage Three
RISK MANAGEMENT
Loans and advances	147,501	156,598
Financial Leases
RISK MANAGEMENT
Loans and advances	25,119,628	24,503,317
Financial Leases | Stage One
RISK MANAGEMENT
Loans and advances	19,927,472	18,981,176
Financial Leases | Stage Two
RISK MANAGEMENT
Loans and advances	3,198,182	2,772,129
Financial Leases | Stage Three
RISK MANAGEMENT
Loans and advances	$ 1,993,974	$ 2,750,012